Summary Prospectus December 1, 2009


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS LIFECOMPASS 2020 FUND






CLASS/Ticker    A   SUPAX    B   SUPBX    C   SUPCX    S   SPGRX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 728-3337
(S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 25) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. 87).


SHAREHOLDER FEES (paid directly from your investment)


                                           A          B          C      S
                             ---------------  ---------  ---------  -----
Maximum sales charge
(load) on purchases, as %
of offering price                   5.75        None       None     None
---------------------------         -----       --         --       -----
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                         None(1)          4.00       1.00   None
---------------------------      --------       ------     ------   -----

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                     A          B          C             S
                             ---------  ---------  ---------  ------------
Management fee                   0.00       0.00       0.00        0.00
---------------------------      ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       None
---------------------------      ----       ----       ----       -----
Other expenses (includes
an administrative fee)           0.47       0.47       0.44        0.51
---------------------------      ----       ----       ----       -----
Acquired funds (underlying
funds) fees and expenses         0.62       0.62       0.62        0.62
---------------------------      ----       ----       ----       -----
TOTAL ANNUAL FUND OPERAT-
ING EXPENSES                     1.33       2.09       2.06        1.13
---------------------------      ----       ----       ----       -----
Less expense waiver/
reimbursement                    0.12       0.13       0.10        0.17
---------------------------      ----       ----       ----       -----
NET ANNUAL FUND OPERAT-
ING EXPENSES                     1.21       1.96       1.96        0.96
---------------------------      ----       ----       ----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load) but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

The Advisor has contractually agreed through 11/30/2010 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total operating at 0.59%, 1.34%, 1.34% and 0.34% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board and does not extend to extratyordinary expenses, taxes, brokerage, interest expense, and acquired funds (underlying funds) fees and expenses (estimated at 0.62%).


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of caped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 691     $ 599     $ 299     $  98
--       -----     -----     -----     -----
3          961       942       636       342
--       -----     -----     -----     -----
5        1,251     1,312     1,099       606
--       -----     -----     -----     -----
10       2,075     2,038     2,382     1,359
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 691     $ 199     $ 199     $  98
--       -----     -----     -----     -----
3          961       642       636       342
--       -----     -----     -----     -----
5        1,251     1,112     1,099       606
--       -----     -----     -----     -----
10       2,075     2,038     2,382     1,359
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.


PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds (ETFs) when the economic exposure to a particular market or sector is not available through a DWS fund. The fund is designed for investors who anticipate retiring around 2020.


MANAGEMENT PROCESS. The fund has a target asset allocation (the fund's current target allocation is approximately: 70% Equity funds; and 30% Fixed Income funds), which portfolio management use as a reference point in setting the fund's actual asset allocation. The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund's "glide path") and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.


The fund's target asset allocation may differ from the fund's actual asset allocation. Portfolio management regularly reviews the actual asset allocation and may adjust it based on the target investment horizon, on current or expected market conditions or to manage risk. In making its asset allocation decisions, portfolio management uses, in addition to the target investment horizon, a proprietary mix of quantitative and qualitative inputs, such as return forecasts for asset classes and investment guidelines. Based on the desired exposure to particular investments and risk analysis, portfolio management then decides which funds to use as underlying funds and in which proportions.


To mitigate the risks associated with a particular fund or manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.


The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


You may experience losses, including losses near, at, or after the target date year. There is no guarantee that the fund will provide adequate income at and through your retirement.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


FUND OF FUNDS RISK. Because the fund invests in underlying funds, the fund's relative performance is affected by the performance of the underlying funds. Because the fund may invest in a few underlying funds, the performance of a small number of underlying funds could affect overall performance. The fund indirectly pays a portion of the expenses of the underlying funds, which lowers performance. Allocations to underlying funds with higher expenses will cause the overall expenses of the fund to be higher.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or



                                       2
SUMMARY PROSPECTUS December 1, 2009                  DWS LifeCompass 2020 Fund
junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o Currency risk. Changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

o Governmental risk. Compared to the United States, foreign markets and companies are less regulated and investors may have fewer legal remedies. Foreign governments may limit how much trading profit or currency can be taken out of the country, restrict the exchange of their currencies, extend diplomatic disputes to include trade and financial relations, seize foreign investments, or impose high taxes.

o Information risk. Because foreign accounting, auditing and financial reporting practices are typically less stringent than in the United States, foreign financial reports may present an incomplete, outdated or misleading picture of a company.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income distributed to shareholders, and special US tax considerations may apply to foreign investments.

o Trading practices risk. Brokerage commissions and other fees are generally higher for foreign investments than US investments. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments.

These risks may be heightened in connection with investments in emerging markets.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes, performance prior to class inception is Class S performance, adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  35.24       -6.29      -13.39      -18.80     25.64      10.33      6.10      13.50      4.68       -32.68
  1999         2000       2001      2002        2003       2004       2005      2006        2007     2008




Best Quarter: 21.81%, Q4 1999       Worst Quarter: -18.89%, Q4 2008
Year-to-Date as of 9/30/09: 20.70%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2008 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Return after taxes on distributions with sales is higher than returns before taxes for the one year period due to a capital loss upon redemption. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                       3
SUMMARY PROSPECTUS December 1, 2009                  DWS LifeCompass 2020 Fund

                                                       1           5          10
                            CLASS INCEPTION         YEAR       YEARS       YEARS
                          -----------------  -----------  ----------  ----------
CLASS A before tax               12/29/00        -36.71       -2.70       -0.35
-------------------------        --------       -------      ------      ------
CLASS B before tax               12/29/00        -35.32       -2.47       -0.51
-------------------------        --------       -------      ------      ------
CLASS C before tax               12/29/00        -33.32       -2.26       -0.49
-------------------------        --------       -------      ------      ------
CLASS S before tax               11/15/96        -32.68       -1.31       0.48
-------------------------        --------       -------      ------      ------
  After tax on
  distributions                                  -33.46       -2.09       -0.54
  After tax on distribu-
  tions, with sale                               -20.88       -1.33       0.13
------------------------- --------              -------      ------      ------
RUSSELL 1000 INDEX                               -37.60       -2.04       -1.09
------------------------- --------              -------      ------      ------
BARCLAYS CAPITAL U.S.
AGGREGATE BOND INDEX                              5.24        4.65        5.63
------------------------- --------              -------      ------      ------
RUSSELL 2000 INDEX                               -33.79       -0.93       3.02
------------------------- --------              -------      ------      ------
MORGAN STANLEY CAPITAL
INTERNATIONAL (MSCI)
EUROPE, AUSTRALASIA AND
THE FAR EAST (EAFE)
INDEX                                            -43.38       1.66        0.80
------------------------- --------              -------      ------      ------
CREDIT SUISSE HIGH YIELD
INDEX                                            -26.17       -0.59       2.87
------------------------- --------              -------      ------      ------
BOFA MERRILL LYNCH
3-MONTH US TREASURY
BILL INDEX                                        2.06        3.25        3.45
------------------------- --------              -------      ------      ------

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX is an unmanaged market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

RUSSELL 2000 (Reg. TM) INDEX is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

MSCI EAFE( (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes.

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.

BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (name changed from Merrill Lynch 3-Month U.S. Treasury Bill Index effective September 25, 2009) is an unmanaged index capturing the performance of a single issue maturing closest to, but not exceeding, three months from the re-balancing date.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

ROBERT WANG. Managing Director of Deutsche Asset Management. Portfolio Manager of the fund since 2002.


INNA OKOUNKOVA. Director of Deutsche Asset Management. Portfolio Manager of the fund since 2002.


PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                            AUTOMATIC
                        IRAS (AND UGMAS/   INVESTMENT
           NON-IRA    UTMAS FOR CLASS S)        PLANS
         ---------  --------------------  -----------
A B C     1,000               500              500
-------   -----               ---              ---
S         2,500             1,000            1,000
-------   -----             -----            -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.



TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS December 1, 2009                  DWS LifeCompass 2020 Fund
DLC20F-SUM